Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended				9 Months Ended
	Sep. 30, 2013		Sep. 30, 2012		Sep. 30, 2013		Sep. 30, 2012
Interest income:
Loans	$ 6,802		$ 7,031		$ 20,406		$ 21,157
Investments	1,517		1,896		4,689		6,016
Total interest income	8,319		8,927		25,095		27,173
Interest expense:
Deposits	471		736		1,542		2,302
Other borrowings	430		522		1,295		1,769
Total interest expense	901		1,258		2,837		4,071
Net interest income	7,418		7,669		22,258		23,102
Recovery of (provision for) losses on loans	82		(1,154)		(344)		(3,688)
Net interest income after provision for losses on loans	7,500		6,515		21,914		19,414
Other income:
Fees and service charges	1,858		1,620		5,429		4,744
Loan related fee income	506		768		1,768		2,129
Net gain on sale of securities	180		0		384		585
Net gain (loss) on sale of other assets	(8)		(7)		(2)		15
Other-than-temporary impairment (“OTTI”) losses on investments	0	[1]	(34)	[1]	(63)	[1]	(357)	[1]
Bank-owned life insurance	83		86		252		260
Fair value adjustment on cash flow hedge	89		(6)		235		(300)
Unexercised warrant liability fair value adjustment	(179)		(49)		(177)		108
Other	(4)		174		149		572
Total other income	2,525		2,552		7,975		7,756
Operating expenses
Salaries and employee benefits	4,133		4,103		12,591		12,110
Occupancy	1,120		1,230		3,479		3,688
Technology	982		894		2,783		2,688
Advertising	194		178		488		459
Fees and service charges	88		141		267		466
Printing, postage and supplies	176		178		566		779
Legal and accounting	350		507		1,181		1,292
FDIC assessment	145		306		495		927
OREO operations	139		39		281		263
Other expenses	766		666		2,359		2,090
Total operating expenses	8,093		8,242		24,490		24,762
Net income before income taxes	1,932		825		5,399		2,408
Income tax expense	0		0		0		0
Net income	1,932		825		5,399		2,408
Preferred stock dividend	461		482		1,380		1,430
Net income applicable to common stockholders	$ 1,471		$ 343		$ 4,019		$ 978
Earnings per share — basic (in dollars per share)	$ 0.23		$ 0.05		$ 0.62		$ 0.17
Earnings per share — diluted (in dollars per share)	$ 0.23		$ 0.05		$ 0.62		$ 0.17
Weighted average common shares outstanding — basic (in shares)	6,443,294		6,441,986		6,443,193		5,593,487
Weighted average common shares outstanding — diluted (in shares)	6,497,886		6,458,227		6,488,094		5,610,026

[1]	Consisting of $0, $0, $0, and $7 of total other-than-temporary impairment net losses, net of $0, $(34), $0 and $(81) recognized in other comprehensive income, for the three and nine months ended September 30, 2013 and September 30, 2012, respectively.